Note 12 - Income Taxes	12 Months Ended
Oct. 31, 2021
Notes to Financial Statements
Income Tax Disclosure [Text Block]
(12)	Income Taxes

Income tax expense (benefit) for the years ended October 31, 2021, 2020 and 2019 consists of:

Fiscal year ended October 31, 2021	Current	Deferred	Total
U.S. Federal	$—	$—	$—
State	(19,898)	—	(19,898)
Totals	$(19,898)	$—	$(19,898)

Fiscal year ended October 31, 2020	Current	Deferred	Total
U.S. Federal	$—	$—	$—
State	18,041	—	18,041
Totals	$18,041	$—	$18,041

Fiscal year ended October 31, 2019	Current	Deferred	Total
U.S. Federal	$726	$(726)	$—
State	(5,805)	—	(5,805)
Totals	$(5,079)	$(726)	$(5,805)

Reported income tax expense for the years ended October 31, 2021, 2020 and 2019 differs from the “expected” tax expense (benefit), computed by applying the U.S. Federal statutory income tax rate of 21% in fiscal years 2021, 2020 and 2019 to income before income taxes as follows:

	Years ended October 31,
	2021	2020	2019
“Expected” income taxes (benefit)	$1,384,030	$(1,281,668)	$(1,191,776)
Increase (reduction) in income tax expense (benefit)
resulting from:
State income taxes, net of federal benefit	136,875	(139,736)	(12,875)
Meals and Entertainment	1,523	7,317	17,999
Provision to return reconciliation adjustment	(13,721)	350	6,400
Excess tax benefits related to share-based compensation	(9,118)	14,473	(90,603)
Non-deductible officers' compensation	—	—	31,456
PPP Loan forgiveness	(1,046,094)	—	—
Other differences, net	5,646	6,088	3,434
Change in valulation allowance	(479,039)	1,411,217	1,230,160
Reported income tax expense (benefit)	$(19,898)	$18,041	$(5,805)

The Tax Cuts and Jobs Act (the “Tax Act”), enacted on December 22, 2017, repealed the corporate AMT for tax years beginning after December 31, 2017, and provides that existing AMT credit carryforwards are refundable in tax years beginning after December 31, 2017. Under the CARES Act, the entire amount of any remaining AMT credit is refundable in the tax year beginning in 2018 instead of recovering the credit through refunds over a period of years, as originally enacted by the Tax Act. The Company has recovered all of its AMT credits as of October 31, 2021. For the fiscal year ended October 31, 2020, the Company recorded $25,003 of AMT credit carryforwards. This amount is a deferred tax asset for which a valuation allowance is not necessary, and is presented as income taxes refundable-current on the consolidated balance sheet as of October 31, 2020.

The tax effects of temporary differences that give rise to significant portions of the Company’s deferred tax assets and deferred tax liabilities as of October 31, 2021 and 2020 are presented below:

	October 31,
	2021	2020
Deferred tax assets:
Accounts receivable, due to allowances for doubtful accounts and sales returns	$30,238	$139,809
Inventories, due to allowance for damaged and slow-moving inventories and additional costs inventoried for tax purposes pursuant to the Tax Reform Act of 1986	873,433	764,183
Liabilities recorded for accrued expenses, deductible for tax purposes when paid	187,108	294,857
Share-based compensation expense	59,622	16,814
Section 163(j) interest	18,527	254,520
Expenses incurred related to expected PPP Loan forgiveness	—	1,162,161
Net operating loss carryforwards	3,114,714	2,163,956
AMT credit carryforwards	—	25,003
Other	33,383	53,136
Total gross deferred tax assets	4,317,025	4,874,439
Valuation allowance	(4,280,823)	(4,759,862)
Net deferred tax assets	36,202	114,577
Deferred tax liabilities:
Plant and equipment, due to differences in depreciation and capital gain recognition	(36,202)	(86,997)
Other receivables, due to accrual for financial reporting purposes	—	(2,577)
Total gross deferred tax liabilities	(36,202)	(89,574)
Net deferred tax asset	$—	$25,003

As a result of the acquisition of AOS, the Company recorded certain deferred tax assets totaling $1,517,605 (after purchase accounting adjustments), related to gross net operating loss (“NOL”) carryforwards of $4,455,525, estimated to be available after considering Internal Revenue Code Section 382 limitations. As of October 31, 2021, $896,000 of these gross NOL carryforwards remain unused and may be used to reduce future taxable income. These remaining gross NOL carryforwards begin to expire in fiscal year ending October 31, 2028. Additionally, the Company has federal and state gross NOL carryforwards of $13,013,389 and $2,056,028, respectively, originating with certain fiscal years from 2015 through 2020, and will not begin to expire until fiscal year 2031.

For the fiscal years ended October 31, 2021 and 2020, the Company considered all positive and negative evidence available to assess whether it is “more likely than not” that some portion or all of the deferred tax assets will not be realized. For each year, the Company concluded that in accordance with the provisions of Accounting Standards Codification 740, Income Taxes, the negative evidence outweighed the objectively verifiable positive evidence. As a result, the Company established a valuation allowance of $4,280,823 and $4,759,862, respectively, against net deferred tax assets existing as of October 31, 2021 and 2020.

The Company estimates a liability for uncertain tax positions taken or expected to be taken in a tax return. The liability for uncertain tax positions is included in other noncurrent liabilities on the accompanying consolidated balance sheets.

A reconciliation of the unrecognized tax benefits for fiscal years 2021 and 2020 follows:

	October 31,
	2021	2020
Unrecognized tax benefits balance at beginning of year	$48,941	$48,941
Gross decreases for tax positions of prior years	(20,453)	—
Gross increases for current year tax positions	—	—
Unrecognized tax benefits balance at end of year	$28,488	$48,941

During fiscal year 2021, the Company decreased accrued interest by $7,815 and decreased accrued penalties by $5,113, related to unrecognized tax benefits. During fiscal year 2020, the Company increased accrued interest by $4,137, and no penalties were accrued, related to unrecognized tax benefits. As of October 31, 2021 and 2020, the Company had approximately $13,607 and $26,535, respectively, of accrued interest and penalties related to uncertain tax positions. The total amount of unrecognized tax benefits that would affect the Company’s effective tax rate if recognized is $21,144 and $35,661 as of October 31, 2021 and 2020, respectively. The Company does not expect its unrecognized tax benefits to change significantly in the next 12 months.

The Company files income tax returns in the U.S. federal jurisdiction and in various state jurisdictions. The statute of limitations remains open for U.S. and certain state income tax examinations for years ended October 31, 2018 through October 31, 2020.